Costs, expenses and other expenses / revenues - Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Costs Expenses And Other Expenses Or Revenues [Line Items]
Other revenues	R$ 37,372	R$ 8,401	R$ 4,311
Personnel	(391,913)	(305,495)	(272,017)
Depreciation and amortization	(119,660)	(78,729)	(69,983)
Outsourced services	(83,490)	(64,095)	(33,609)
Commissions	(38,334)	(35,699)	(26,801)
Expenses with link	(27,354)	(37,291)	(29,934)
Travel and accommodation	(13,899)	(13,824)	(11,991)
Advertising and publicity	(12,255)	(12,623)	(6,350)
Maintenance and preservation	(15,491)	(14,713)	(11,339)
Possible losses	(5,768)	(3,653)	(4,466)
Rents	(3,680)	(16,090)	(12,242)
IT expenses	(2,820)	(3,453)	(3,489)
Other	(29,757)	(18,232)	(19,312)
Total	(707,049)	(595,496)	R$ (497,222)
Linx Pay Meios de Pagamentos Ltda.
Disclosure Of Costs Expenses And Other Expenses Or Revenues [Line Items]
Total	R$ 8,284	R$ 54